Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Feb. 28, 2014
MFS® Inflation-Adjusted Bond Fund | A
Risk/Return:
Trading Symbol	MIAAX
MFS® Inflation-Adjusted Bond Fund | R4
Risk/Return:
Trading Symbol	MIAJX
MFS® Inflation-Adjusted Bond Fund | B
Risk/Return:
Trading Symbol	MIABX
MFS® Inflation-Adjusted Bond Fund | C
Risk/Return:
Trading Symbol	MIACX
MFS® Inflation-Adjusted Bond Fund | I
Risk/Return:
Trading Symbol	MIAIX
MFS® Inflation-Adjusted Bond Fund | R1
Risk/Return:
Trading Symbol	MIALX
MFS® Inflation-Adjusted Bond Fund | R2
Risk/Return:
Trading Symbol	MIATX
MFS® Inflation-Adjusted Bond Fund | R3
Risk/Return:
Trading Symbol	MIAHX
MFS® Inflation-Adjusted Bond Fund | R5
Risk/Return:
Trading Symbol	MIAKX